Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Australia - 13.2%
Bega Cheese Ltd.	29,133	$92,973
Costa Group Holdings Ltd.	57,082	122,400
Elders Ltd.	24,753	181,776
GrainCorp Ltd., Class A*	34,926	93,426
Inghams Group Ltd.	53,979	128,521
Nufarm Ltd.*	50,498	145,583
Select Harvests Ltd.	15,223	65,175
Total Australia		829,854

Brazil - 1.3%
Adecoagro SA*	19,256	80,490

Canada - 6.0%
Maple Leaf Foods, Inc.	12,151	267,240
Rogers Sugar, Inc.	16,813	59,872
Village Farms International, Inc.*	7,486	45,547
Total Canada		372,659

China - 5.7%
Ausnutria Dairy Corp., Ltd.*	110,084	184,368
China Bluechemical Ltd., Class H	289,462	42,578
COFCO Meat Holdings Ltd.	263,402	130,848
Total China		357,794

Indonesia - 4.6%
Golden Agri-Resources Ltd.	1,025,869	117,452
PT Astra Agro Lestari Tbk	63,908	42,459
PT Japfa Comfeed Indonesia Tbk	894,758	64,962
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	450,598	30,554
PT Sawit Sumbermas Sarana Tbk*	589,319	33,099
Total Indonesia		288,526

Japan - 36.6%
Fuji Oil Holdings, Inc.	8,088	214,803
Itoham Yonekyu Holdings, Inc.	23,869	143,354
Kumiai Chemical Industry Co., Ltd.	18,536	178,295
Megmilk Snow Brand Co., Ltd.	7,948	178,911
Morinaga Milk Industry Co., Ltd.	6,859	319,174
NH Foods Ltd.	15,236	666,476
Nichirei Corp.	19,958	564,781
Nihon Nohyaku Co., Ltd.	6,076	27,469
Total Japan		2,293,263

Malaysia - 0.0%(a)
Ritamix Global Ltd.*	14,547	2,065

Netherlands - 3.5%
OCI NV*	18,378	217,537

Singapore - 0.5%
Japfa Ltd.	63,620	30,620

Thailand - 2.3%
GFPT PCL	97,008	41,376
Thai Vegetable Oil PCL	86,224	80,881
Thaifoods Group PCL	160,618	24,312
Total Thailand		146,569

United States - 26.3%
AGCO Corp.	9,973	654,528
Cal-Maine Foods, Inc.*	4,817	211,683
Element Solutions, Inc.*	35,342	383,814
GrowGeneration Corp.*	4,273	36,064
Sanderson Farms, Inc.	3,239	361,133
Total United States		1,647,222

Total Common Stocks
(Cost $6,432,056)		6,266,599
Short-Term Investment — 0.0%(a)
Money Market Fund — 0.0%(a)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(b)
(Cost $696)	696	696
Total Investments — 100.0%
(Cost $6,432,752)		6,267,295
Other Assets and Liabilities, Net — 0.0%(a)		1,274
Net Assets — 100.0%		$6,268,569

		% of
Industry	Value	Net Assets
Crop Production and Farming	$2,575,064	41 .1%
Livestock Operations	1,525,119	24 .3
Agricultural Chemicals	1,033,405	16 .5
Agricultural Machinery	654,528	10 .5
Agricultural Supplies and Logistics	478,483	7 .6
Money Market Funds	696	0 .0 (a)
Total Investments	$6,267,295	100 .0%
Other Assets and Liabilities, Net	1,274	0 .0(a)
Total Net Assets	$6,268,569	100 .0%

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2020 (unaudited)

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Reflects the 1-day yield at July 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$6,266,599	$–	$–	$6,266,599
Short-Term Investment:
Money Market Fund	696	–	–	696
Total Investments in Securities	$6,267,295	$–	$–	$6,267,295

(c)	For a complete listing of investments and their countries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.